Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Our CEO is the principal executive officer (“PEO”). The following table sets forth information concerning the compensation of our PEO(s) and other NEOs for each of the fiscal years (“FY”) ending December 31, 2020, 2021 and 2022 and our financial performance for each such fiscal year:

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (Michael N. Mears) ($)	Summary Compensation Table Total for PEO (Aaron L. Milford) ($)	Compensation Actually Paid to PEO (Michael N. Mears) ($) (1)	Compensation Actually Paid to PEO (Aaron L. Milford) ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1,2)	TUR ($)	Peer Group Total Shareholder Return (“TSR”) ($) (2)	Net Income (in millions, $)	DCF per common unit oustanding (3)

2022	$8,789,909	$5,394,056	$11,380,842	$6,445,592	$2,716,343	$3,283,962	$104	$127	$1,036	$5.46

2021	$8,842,499		$15,176,762		$2,665,291	$4,189,342	$89	$97	$982	$5.14

2020	$7,617,029		$(1,496,209)		$2,242,220	$(154,645)	$74	$69	$817	$4.66

(1)
Amounts represent compensation actually paid to our PEO(s) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Michael N. Mears and Aaron L. Milford	Jeff L. Holman, Melanie A. Little, Michael J. Aaronson and Douglas J. May

2021	Michael N. Mears	Aaron L. Milford, Jeff L. Holman, Melanie A. Little and Douglas J. May

2020	Michael N. Mears	Aaron L. Milford, Jeff L. Holman, Douglas J. May, Lisa J. Korner and Jeff R. Selvidge
Compensation of Directors and Executive Officers

The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid for the PEO and the average for
Non-PEO
NEOs:

	2020		2021		2022
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO (Michael N. Mears)	PEO (Aaron L. Milford)	Average for Non-PEO NEOs

Deduction for Amounts Reported under the “Unit Awards” Column in the Summary Compensation Table	$(5,238,784)	$(1,123,500)	$(5,366,648)	$(1,282,481)	$(5,897,596)	$(3,038,267)	$(1,476,666)

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value” Column of the Summary Compensation Table	$(210,133)	$(202,237)	$(104,782)	$(50,102)	$(146,911)	$—	$—

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—	$—	$—	$—

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (a)	$3,885,346	$756,565	$9,823,484	$2,347,556	$6,465,233	$3,316,670	$1,597,117

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (b)	$(4,164,740)	$(1,034,962)	$693,042	$158,065	$1,572,709	$543,435	$297,900

Increase/deduction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (c)	$(3,442,837)	$(844,172)	$1,223,676	$296,411	$502,637	$168,762	$91,000

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—	$—	$—	$—

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$—	$—	$—	$—	$—	$—	$—

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$—	$—	$—	$—	$—	$—	$—

Increase for Service Cost for Pension Plans (d)	$57,910	$51,441	$65,491	$54,602	$94,861	$60,936	$58,267

Total Adjustments	$(9,113,238)	$(2,396,865)	$6,334,263	$1,524,051	$2,590,933	$1,051,536	$567,618

(a)
Represents the market value of the units based on the closing price per unit of our common units plus the distribution equivalents earned through December 31 of the applicable fiscal year. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout assumption based on Magellan’s actual DCF per unit at fiscal year end:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout Assumption

2020	January 2020	$42.44	$3.0825	Target

2021	February 2021	$46.44	$3.0925	Stretch

2022	February 2022	$50.21	$3.1225	Target
Compensation of Directors and Executive Officers

(b)
For the fiscal year ending December 31, 2020, this represents the change in market value of the 2019 LTIP award unvested units based on the closing price per unit of our common units and TUR adjustment metric for performance-based units plus the distribution equivalents earned. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout and TUR adjustment assumptions as of December 31, 2019 and December 31, 2020:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout Assumption	TUR Adjustment Assumption

2019	February 2019	$62.87	$3.0375	Stretch	—%

2019	May 2019	$62.87	$2.0325	Stretch	—%

2020	February 2019	$42.44	$7.1475	Threshold	—%

2020	May 2019	$42.44	$6.1425	Threshold	—%
For the fiscal year ending December 31, 2021, this represents the change in market value of the 2020 LTIP award unvested units based on the closing price per unit of our common units plus the distribution equivalents earned. Note, the TUR adjustment metric was removed beginning with the 2020 LTIP award. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout assumption as of December 31, 2020 and December 31, 2021:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout Assumption

2020	January 2020	$42.44	$3.0825	Target

2021	January 2020	$46.44	$7.2025	Target
For the fiscal year ending December 31, 2022, this represents the change in market value of the 2021 LTIP award unvested units based on the closing price per unit of our common units plus the distribution equivalents earned. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout assumption as of December 31, 2021 and December 31, 2022:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout Assumption

2021	February 2021	$46.44	$3.0925	Stretch

2022	February 2021	$50.21	$7.2525	Stretch

(c)
For the fiscal year ending December 31, 2020, this represents the change in market value of the 2018 LTIP award vested units based on the closing price per unit of our common units and TUR adjustment metric plus the distribution equivalents earned. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout and TUR adjustment assumptions as of December 31, 2019 and December 31, 2020:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout	TUR Adjustment

2019	February 2018	$62.87	$ 6.9075	Stretch (projected)	8.3% (projected)

2020	February 2018	$42.44	$11.0175	68.22%	13.33%
For the fiscal year ending December 31, 2021, this represents the change in market value of the 2019 LTIP award vested units based on the closing price per unit of our common units and TUR adjustment metric plus the distribution equivalents earned. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout and TUR adjustment assumptions as of December 31, 2020 and December 31, 2021:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout	TUR Adjustment

2020	February 2019	$42.44	$ 7.1475	Threshold (projected)	0% (projected)

2020	May 2019	$42.44	$ 6.1425	Threshold (projected)	0% (projected)

2021	February 2019	$46.44	$11.2675	88.83%	2.86%

2021	May 2019	$46.44	$10.2625	88.83%	2.86%

Compensation of Directors and Executive Officers

For the fiscal year ending December 31, 2022, this represents the change in market value of the 2020 LTIP award unvested units based on the closing price per unit of our common units plus the distribution equivalents earned. Note, the TUR adjustment metric was removed beginning with the 2020 LTIP award. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout assumption as of December 31, 2021 and December 31, 2022:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout

2021	January 2020	$46.44	$ 7.2025	Target (projected)

2022	January 2020	$50.21	$11.3625	93.37%

(d)
For disclosures of all significant assumptions used by the pension plan applicable to active participants, please refer to Note 12—
Employee Benefit Plans
to our consolidated financial statements in our Annual Report on Form
10-K
for the year ended December 31, 2020, 2021 and 2022. The table below provides a limited summary of the assumptions used to determine benefit cost as of December 31, 2020, 2021 and 2022:

As of Fiscal Year Ending December 31,	Discount Rate (Final Average Earnings Participants)	Weighted Average Salary Increase

2020	3.08%	4.72%

2021	2.29%	4.62%

2022	2.67%	6.72%

(2)	For the relevant fiscal year, represents the cumulative TSR of the Alerian MLP Infrastructure Index (“AMZI”), consistent with the “Unitholder Return Performance” section of this proxy statement.

(3)
Magellan’s most important financial performance measure is actual DCF per unit. As DCF is not a generally accepted accounting principle (“GAAP”), a reconciliation of DCF to net income, which is the nearest comparable GAAP financial measure, is shown in Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Distributable Cash Flow in our Annual Report on Form
10-K
for the years ended December 31, 2020, 2021 and 2022.

Company Selected Measure Name	DCF percommonunitoustanding
Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent compensation actually paid to our PEO(s) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Michael N. Mears and Aaron L. Milford	Jeff L. Holman, Melanie A. Little, Michael J. Aaronson and Douglas J. May

2021	Michael N. Mears	Aaron L. Milford, Jeff L. Holman, Melanie A. Little and Douglas J. May

2020	Michael N. Mears	Aaron L. Milford, Jeff L. Holman, Douglas J. May, Lisa J. Korner and Jeff R. Selvidge

Adjustment To PEO Compensation, Footnote [Text Block]
The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid for the PEO and the average for
Non-PEO
NEOs:

	2020		2021		2022
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO (Michael N. Mears)	PEO (Aaron L. Milford)	Average for Non-PEO NEOs

Deduction for Amounts Reported under the “Unit Awards” Column in the Summary Compensation Table	$(5,238,784)	$(1,123,500)	$(5,366,648)	$(1,282,481)	$(5,897,596)	$(3,038,267)	$(1,476,666)

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value” Column of the Summary Compensation Table	$(210,133)	$(202,237)	$(104,782)	$(50,102)	$(146,911)	$—	$—

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—	$—	$—	$—

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (a)	$3,885,346	$756,565	$9,823,484	$2,347,556	$6,465,233	$3,316,670	$1,597,117

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (b)	$(4,164,740)	$(1,034,962)	$693,042	$158,065	$1,572,709	$543,435	$297,900

Increase/deduction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (c)	$(3,442,837)	$(844,172)	$1,223,676	$296,411	$502,637	$168,762	$91,000

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—	$—	$—	$—

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$—	$—	$—	$—	$—	$—	$—

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$—	$—	$—	$—	$—	$—	$—

Increase for Service Cost for Pension Plans (d)	$57,910	$51,441	$65,491	$54,602	$94,861	$60,936	$58,267

Total Adjustments	$(9,113,238)	$(2,396,865)	$6,334,263	$1,524,051	$2,590,933	$1,051,536	$567,618

(a)
Represents the market value of the units based on the closing price per unit of our common units plus the distribution equivalents earned through December 31 of the applicable fiscal year. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout assumption based on Magellan’s actual DCF per unit at fiscal year end:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout Assumption

2020	January 2020	$42.44	$3.0825	Target

2021	February 2021	$46.44	$3.0925	Stretch

2022	February 2022	$50.21	$3.1225	Target
Compensation of Directors and Executive Officers

(b)
For the fiscal year ending December 31, 2020, this represents the change in market value of the 2019 LTIP award unvested units based on the closing price per unit of our common units and TUR adjustment metric for performance-based units plus the distribution equivalents earned. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout and TUR adjustment assumptions as of December 31, 2019 and December 31, 2020:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout Assumption	TUR Adjustment Assumption

2019	February 2019	$62.87	$3.0375	Stretch	—%

2019	May 2019	$62.87	$2.0325	Stretch	—%

2020	February 2019	$42.44	$7.1475	Threshold	—%

2020	May 2019	$42.44	$6.1425	Threshold	—%
For the fiscal year ending December 31, 2021, this represents the change in market value of the 2020 LTIP award unvested units based on the closing price per unit of our common units plus the distribution equivalents earned. Note, the TUR adjustment metric was removed beginning with the 2020 LTIP award. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout assumption as of December 31, 2020 and December 31, 2021:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout Assumption

2020	January 2020	$42.44	$3.0825	Target

2021	January 2020	$46.44	$7.2025	Target
For the fiscal year ending December 31, 2022, this represents the change in market value of the 2021 LTIP award unvested units based on the closing price per unit of our common units plus the distribution equivalents earned. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout assumption as of December 31, 2021 and December 31, 2022:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout Assumption

2021	February 2021	$46.44	$3.0925	Stretch

2022	February 2021	$50.21	$7.2525	Stretch

(c)
For the fiscal year ending December 31, 2020, this represents the change in market value of the 2018 LTIP award vested units based on the closing price per unit of our common units and TUR adjustment metric plus the distribution equivalents earned. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout and TUR adjustment assumptions as of December 31, 2019 and December 31, 2020:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout	TUR Adjustment

2019	February 2018	$62.87	$ 6.9075	Stretch (projected)	8.3% (projected)

2020	February 2018	$42.44	$11.0175	68.22%	13.33%
For the fiscal year ending December 31, 2021, this represents the change in market value of the 2019 LTIP award vested units based on the closing price per unit of our common units and TUR adjustment metric plus the distribution equivalents earned. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout and TUR adjustment assumptions as of December 31, 2020 and December 31, 2021:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout	TUR Adjustment

2020	February 2019	$42.44	$ 7.1475	Threshold (projected)	0% (projected)

2020	May 2019	$42.44	$ 6.1425	Threshold (projected)	0% (projected)

2021	February 2019	$46.44	$11.2675	88.83%	2.86%

2021	May 2019	$46.44	$10.2625	88.83%	2.86%

Compensation of Directors and Executive Officers

For the fiscal year ending December 31, 2022, this represents the change in market value of the 2020 LTIP award unvested units based on the closing price per unit of our common units plus the distribution equivalents earned. Note, the TUR adjustment metric was removed beginning with the 2020 LTIP award. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout assumption as of December 31, 2021 and December 31, 2022:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout

2021	January 2020	$46.44	$ 7.2025	Target (projected)

2022	January 2020	$50.21	$11.3625	93.37%

(d)
For disclosures of all significant assumptions used by the pension plan applicable to active participants, please refer to Note 12—
Employee Benefit Plans
to our consolidated financial statements in our Annual Report on Form
10-K
for the year ended December 31, 2020, 2021 and 2022. The table below provides a limited summary of the assumptions used to determine benefit cost as of December 31, 2020, 2021 and 2022:

As of Fiscal Year Ending December 31,	Discount Rate (Final Average Earnings Participants)	Weighted Average Salary Increase

2020	3.08%	4.72%

2021	2.29%	4.62%

2022	2.67%	6.72%

Non-PEO NEO Average Total Compensation Amount	$ 2,716,343	$ 2,665,291	$ 2,242,220
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,283,962	4,189,342	(154,645)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the compensation actually paid for the PEO and the average for
Non-PEO
NEOs:

	2020		2021		2022
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO (Michael N. Mears)	PEO (Aaron L. Milford)	Average for Non-PEO NEOs

Deduction for Amounts Reported under the “Unit Awards” Column in the Summary Compensation Table	$(5,238,784)	$(1,123,500)	$(5,366,648)	$(1,282,481)	$(5,897,596)	$(3,038,267)	$(1,476,666)

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value” Column of the Summary Compensation Table	$(210,133)	$(202,237)	$(104,782)	$(50,102)	$(146,911)	$—	$—

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—	$—	$—	$—	$—	$—

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (a)	$3,885,346	$756,565	$9,823,484	$2,347,556	$6,465,233	$3,316,670	$1,597,117

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (b)	$(4,164,740)	$(1,034,962)	$693,042	$158,065	$1,572,709	$543,435	$297,900

Increase/deduction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (c)	$(3,442,837)	$(844,172)	$1,223,676	$296,411	$502,637	$168,762	$91,000

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—	$—	$—	$—	$—	$—

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$—	$—	$—	$—	$—	$—	$—

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$—	$—	$—	$—	$—	$—	$—

Increase for Service Cost for Pension Plans (d)	$57,910	$51,441	$65,491	$54,602	$94,861	$60,936	$58,267

Total Adjustments	$(9,113,238)	$(2,396,865)	$6,334,263	$1,524,051	$2,590,933	$1,051,536	$567,618

(a)
Represents the market value of the units based on the closing price per unit of our common units plus the distribution equivalents earned through December 31 of the applicable fiscal year. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout assumption based on Magellan’s actual DCF per unit at fiscal year end:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout Assumption

2020	January 2020	$42.44	$3.0825	Target

2021	February 2021	$46.44	$3.0925	Stretch

2022	February 2022	$50.21	$3.1225	Target
Compensation of Directors and Executive Officers

(b)
For the fiscal year ending December 31, 2020, this represents the change in market value of the 2019 LTIP award unvested units based on the closing price per unit of our common units and TUR adjustment metric for performance-based units plus the distribution equivalents earned. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout and TUR adjustment assumptions as of December 31, 2019 and December 31, 2020:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout Assumption	TUR Adjustment Assumption

2019	February 2019	$62.87	$3.0375	Stretch	—%

2019	May 2019	$62.87	$2.0325	Stretch	—%

2020	February 2019	$42.44	$7.1475	Threshold	—%

2020	May 2019	$42.44	$6.1425	Threshold	—%
For the fiscal year ending December 31, 2021, this represents the change in market value of the 2020 LTIP award unvested units based on the closing price per unit of our common units plus the distribution equivalents earned. Note, the TUR adjustment metric was removed beginning with the 2020 LTIP award. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout assumption as of December 31, 2020 and December 31, 2021:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout Assumption

2020	January 2020	$42.44	$3.0825	Target

2021	January 2020	$46.44	$7.2025	Target
For the fiscal year ending December 31, 2022, this represents the change in market value of the 2021 LTIP award unvested units based on the closing price per unit of our common units plus the distribution equivalents earned. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout assumption as of December 31, 2021 and December 31, 2022:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout Assumption

2021	February 2021	$46.44	$3.0925	Stretch

2022	February 2021	$50.21	$7.2525	Stretch

(c)
For the fiscal year ending December 31, 2020, this represents the change in market value of the 2018 LTIP award vested units based on the closing price per unit of our common units and TUR adjustment metric plus the distribution equivalents earned. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout and TUR adjustment assumptions as of December 31, 2019 and December 31, 2020:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout	TUR Adjustment

2019	February 2018	$62.87	$ 6.9075	Stretch (projected)	8.3% (projected)

2020	February 2018	$42.44	$11.0175	68.22%	13.33%
For the fiscal year ending December 31, 2021, this represents the change in market value of the 2019 LTIP award vested units based on the closing price per unit of our common units and TUR adjustment metric plus the distribution equivalents earned. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout and TUR adjustment assumptions as of December 31, 2020 and December 31, 2021:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout	TUR Adjustment

2020	February 2019	$42.44	$ 7.1475	Threshold (projected)	0% (projected)

2020	May 2019	$42.44	$ 6.1425	Threshold (projected)	0% (projected)

2021	February 2019	$46.44	$11.2675	88.83%	2.86%

2021	May 2019	$46.44	$10.2625	88.83%	2.86%

Compensation of Directors and Executive Officers

For the fiscal year ending December 31, 2022, this represents the change in market value of the 2020 LTIP award unvested units based on the closing price per unit of our common units plus the distribution equivalents earned. Note, the TUR adjustment metric was removed beginning with the 2020 LTIP award. The table below provides the closing price per unit, distribution equivalents earned for the outstanding equity award and the performance unit payout assumption as of December 31, 2021 and December 31, 2022:

As of Fiscal Year Ending December 31,	Award Granted	Closing Price per Unit	Distribution Equivalents	Performance Unit Payout

2021	January 2020	$46.44	$ 7.2025	Target (projected)

2022	January 2020	$50.21	$11.3625	93.37%

(d)
For disclosures of all significant assumptions used by the pension plan applicable to active participants, please refer to Note 12—
Employee Benefit Plans
to our consolidated financial statements in our Annual Report on Form
10-K
for the year ended December 31, 2020, 2021 and 2022. The table below provides a limited summary of the assumptions used to determine benefit cost as of December 31, 2020, 2021 and 2022:

As of Fiscal Year Ending December 31,	Discount Rate (Final Average Earnings Participants)	Weighted Average Salary Increase

2020	3.08%	4.72%

2021	2.29%	4.62%

2022	2.67%	6.72%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph compares the compensation actually paid to our PEO(s), the average of the compensation actually paid to our remaining NEOs and the TUR performance of our common units with the TSR performance of the AMZI. The TUR and TSR amounts in the graph assume that $100 was invested beginning on December 31, 2019 and that all distributions or dividends were reinvested on a quarterly basis. The graph below shows a connection between compensation actually paid and total unitholder return for Magellan and the peer group.

	12/31/2020	12/31/2021	12/31/2022

Compensation Actually Paid to PEO (Michael N. Mears) ($)	$(1,496,209)	$15,176,762	$11,380,842

Compensation Actually Paid to PEO (Aaron L. Milford) ($)			$6,445,592

Average Compensation Actually Paid to Non-PEO NEOs ($)	$(154,645)	$4,189,342	$3,283,962

Total Unitholder Return ($)	$74	$89	$104

Peer Group Total Shareholder Return ($)	$69	$97	$127

Compensation Actually Paid vs. Net Income [Text Block]
The following graph compares the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our remaining NEOs with net income.

	12/31/2020	12/31/2021	12/31/2022

Compensation Actually Paid to PEO (Michael N. Mears) ($)	$(1,496,209)	$15,176,762	$11,380,842

Compensation Actually Paid to PEO (Aaron L. Milford) ($)			$6,445,592

Average Compensation Actually Paid to Non-PEO NEOs ($)	$(154,645)	$4,189,342	$3,283,962

Net Income (in millions, $)	$817	$982	$1,036

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graph compares the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our remaining NEOs with DCF per unit. The graph below shows a connection between compensation actually paid and DCF/unit, the most important financial metric for connecting Magellan financial performance and compensation.

	12/31/2020	12/31/2021	12/31/2022

Compensation Actually Paid to PEO (Michael N. Mears) ($)	$(1,496,209)	$15,176,762	$11,380,842

Compensation Actually Paid to PEO (Aaron L. Milford) ($)			$6,445,592

Average Compensation Actually Paid to Non-PEO NEOs ($)	$(154,645)	$4,189,342	$3,283,962

Net Income (in millions, $)	$4.66	$5.14	$5.46

Tabular List [Table Text Block]

Important Financial Performance Measures

DCF per unit

DCF

Adjusted EBITDA

Total Shareholder Return Amount	$ 104	89	74
Peer Group Total Shareholder Return Amount	127	97	69
Net Income (Loss)	$ 1,036,000,000	$ 982,000,000	$ 817,000,000
Company Selected Measure Amount	5.46	5.14	4.66
PEO Name		Michael N. Mears	Michael N. Mears
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	DCF per unit
Non-GAAP Measure Description [Text Block]
(3)
Magellan’s most important financial performance measure is actual DCF per unit. As DCF is not a generally accepted accounting principle (“GAAP”), a reconciliation of DCF to net income, which is the nearest comparable GAAP financial measure, is shown in Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Distributable Cash Flow in our Annual Report on Form
10-K
for the years ended December 31, 2020, 2021 and 2022.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	DCF
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Michael N. Mears [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,789,909	$ 8,842,499	$ 7,617,029
PEO Actually Paid Compensation Amount	$ 11,380,842	15,176,762	(1,496,209)
PEO Name	Michael N. Mears
Aaron L. Milford [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,394,056
PEO Actually Paid Compensation Amount	$ 6,445,592
PEO Name	Aaron L. Milford
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,334,263	(9,113,238)
PEO [Member] | Deduction for Amounts Reported under the Unit Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,366,648)	(5,238,784)
PEO [Member] | Deduction for Change in the Actuarial Present Values reported under the Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(104,782)	(210,133)
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,823,484	3,885,346
PEO [Member] | Increasededuction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		693,042	(4,164,740)
PEO [Member] | Increasededuction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,223,676	(3,442,837)
PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Increase based on Incremental Fair Value of OptionsSARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Increase for Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		65,491	57,910
PEO [Member] | Michael N. Mears [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,590,933
PEO [Member] | Michael N. Mears [Member] | Deduction for Amounts Reported under the Unit Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,897,596)
PEO [Member] | Michael N. Mears [Member] | Deduction for Change in the Actuarial Present Values reported under the Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(146,911)
PEO [Member] | Michael N. Mears [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Michael N. Mears [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,465,233
PEO [Member] | Michael N. Mears [Member] | Increasededuction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,572,709
PEO [Member] | Michael N. Mears [Member] | Increasededuction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	502,637
PEO [Member] | Michael N. Mears [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Michael N. Mears [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Michael N. Mears [Member] | Increase based on Incremental Fair Value of OptionsSARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Michael N. Mears [Member] | Increase for Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	94,861
PEO [Member] | Aaron L. Milford [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,051,536
PEO [Member] | Aaron L. Milford [Member] | Deduction for Amounts Reported under the Unit Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,038,267)
PEO [Member] | Aaron L. Milford [Member] | Deduction for Change in the Actuarial Present Values reported under the Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Aaron L. Milford [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Aaron L. Milford [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,316,670
PEO [Member] | Aaron L. Milford [Member] | Increasededuction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	543,435
PEO [Member] | Aaron L. Milford [Member] | Increasededuction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	168,762
PEO [Member] | Aaron L. Milford [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Aaron L. Milford [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Aaron L. Milford [Member] | Increase based on Incremental Fair Value of OptionsSARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Aaron L. Milford [Member] | Increase for Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	60,936
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	567,618	1,524,051	(2,396,865)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Unit Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,476,666)	(1,282,481)	(1,123,500)
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values reported under the Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(50,102)	(202,237)
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,597,117	2,347,556	756,565
Non-PEO NEO [Member] | Increasededuction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	297,900	158,065	(1,034,962)
Non-PEO NEO [Member] | Increasededuction for Awards Granted during Prior FY that Vested during Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	91,000	296,411	(844,172)
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase based on Incremental Fair Value of OptionsSARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase for Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 58,267	$ 54,602	$ 51,441